                                [BANCROFT LOGO]

                        Bancroft Convertible Funds, Inc.

                               1995 Annual Report

                                October 31, 1995

                               1995 Annual Report

                                October 31, 1995

     Bancroft Convertible Fund, Inc. operates as a closed-end, diversified management company and invests primarily in convertible securities with the objectives of providing income and the potential for capital appreciation (which objectives the Company considers to be relatively equal due to the nature of the securities in which it invests). The markets for and the features of convertible securities have changed dramatically in recent years. In July 1995, in response to these changes, the Board of Directors of the Company modified the Company's nonfundamental investment policies. The Company now intends to seek its objectives by investing at least 80% of the market value of its total assets, excluding cash and government securities, in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into or exchangeable for equity securities, or the conversion privilege may be evidenced by warrants attached to the security or acquired as part of a unit with the security. The remainder of the Company's total assets may be invested in other securities, including non-convertible preferred stocks and investment grade debt securities, common stock received upon conversion or exchange of securities, options, warrants, securities of the U.S. Government, its agencies and instrumentalities or repurchase agreements, or they may be held as cash. The Company is not required to sell securities for the purpose of assuring that 80% of its total assets are invested in convertible securities. This change in the investment policies of the Company did not require the approval of the stockholders of the Company.

                                   Highlights

THE COMPANY
    Began the period with net assets of ............................   $64,551,457
    Earned net investment income of ................................     3,285,250
    Realized net capital gains from investment transactions of .....     1,869,444
    Had net unrealized appreciation of investments of ..............     5,012,325
    Increased capital from capital share transactions ..............     1,554,561
                                                                       -----------
                                                                        76,273,037

    Paid dividends on common stock:
      from net investment income .....................................   3,350,427
      from net realized gains on investment transactions .............   1,497,574
                                                                       -----------
    Ended the period with net assets of ............................   $71,425,036
                                                                       ===========

    Common shares outstanding at end of period .....................     2,875,280

THE COMMON SHAREHOLDERS
    Began the period with each share owned having net asset value of   $     23.11
    Earned net investment income per share of ......................          1.14
    Net realized and unrealized gain on investments of .............          2.30
                                                                       -----------
                                                                             26.55

    Received dividends on each share:*
      from net investment income .....................................        1.17
      from net realized gains on investment transactions .............        0.54
                                                                       -----------
    Ended the period with each share owned having net asset value of   $     24.84
                                                                       ===========

   *Does not include dividend of $0.92 per share to be paid in December, 1995

                                                 BANCROFT CONVERTIBLE FUND, INC.

To Our Shareholders:

                                                               December 12, 1995

Bancroft Convertible Fund will mark its twenty-fifth anniversary in 1996. The Fund became effective in April 1971 and has survived bull markets, bear markets, crashes and booms. As we wrote to you in the semi-annual report issued in June, the convertible market has undergone substantial changes. Your Fund has participated in most of the new convertible formats that have evolved during the last ten years and management fully intends to continue to take appropriate advantage of any new convertible securities that fit the Fund's objectives of providing income and the potential for capital appreciation.

     During this period of change, the Fund has provided performance that has allowed Morningstar, Inc.*, in their October 27, 1995 report on Bancroft, to award the Fund four stars (out of five) for all three time periods that they publish (three years, five years and ten years). Additionally, with this above average performance rating, Morningstar, Inc. has estimated the Fund's risk to be less than that of the average fund in our category. While all of this reflects well on our past performance and is no guarantee of future returns or risk levels, it does indicate that we have been on a good track.

     Because of the evolution in the convertible market, the Board of Directors of the Fund has approved, subject to shareholder approval, changes to certain fundamental investment policies of the Fund. These changes are described in the accompanying proxy statement for the annual meeting of shareholders, which will be held on February 15, 1996 at the Hamilton Park Conference Center in Florham Park, New Jersey. We hope you can attend.

     We estimate that the Fund's net asset value (NAV) rose 5.91%, 18.81%, 96.77% and 197.67% for the three-month, one-year, five-year and ten-year periods ended September 30, 1995 (assuming all dividends reinvested at NAV). The value of the Fund's shares rose 2.47%, 16.82%, 107.87% and 188.50%** for those three-month, one-year, five-year and ten-year periods (assuming all dividends reinvested at actual reinvestment price). As quoted in Barron's, Lipper Analytical Services, Inc. reported that the average open-end convertible Fund's NAV + rose 5.61%, 14.24%, 106.04% and 191.78% for those same periods (also assuming all dividends reinvested).

     It is with our deepest regret that we must inform you of the passing of Dr. Clinton O. Chichester, a director of this Fund since 1987. His advice, humor and cosmopolitan perspective added greatly to the Board's effectiveness in overseeing the Fund. We will miss him.

     At its November meeting the Board of Directors declared a 92 cents per share dividend consisting of 26.9 cents from net investment income, 5.8 cents per share from realized short-term capital gains and 59.3 cents per share from realized long-term capital gains. The payable date for this distribution is December 28, 1995, to shareholders of record November 30, 1995. Also at this meeting, the Board appointed Jane D. O'Keeffe to fill the vacancy on the Board. Ms. O'Keeffe joined the Fund's advisers, Davis/Dinsmore Management Company, last year as a portfolio manager after spending five years as a portfolio manager at Fiduciary Trust Co. in New York. Before that, she worked for Simms Capital Management, Soros Fund Management and IDS.


Chairman of the Board                                President

 * Morningstar Inc., an independent statistical service.

** Assumes full exercise of rights issued in 1988.

 + Average NAV of the forty-one open-end convertible fund's followed by Lipper
   Analytical Services, Inc., an independent statistical service.


                                                                             (1)

                                                 BANCROFT CONVERTIBLE FUND, INC.

Portfolio of Investments    OCTOBER 31, 1995

  PRINCIPAL
   AMOUNT                                                                             IDENTIFIED       VALUE
  OR SHARES                                                                              COST        (NOTE A)
   ------                                                                               ------         -----
                 ADVERTISING--4.6%

$1,025,000       Interpublic Group Cos., Inc. 3 3/4% 2002 Euro. cv. sub. deb.         $  868,957    $  912,250
   650,000       Interpublic Group Cos., Inc. 3 3/4% 2002 cv. sub. deb.*........         554,049       575,250
 1,475,000       Omnicom Group, Inc. 4 1/2% 2000 cv. sub. deb.*.................       1,537,625     1,762,625
                                                                                      ----------    ----------
                                                                                       2,960,631     3,250,125
                                                                                      ----------    ----------
                 AEROSPACE--5.2%
    16,432 shs   Kaman Corp. depositary shares (representing 1/4 share
                 6.50% cv. pfd.)                                                         829,977       807,222
 2,000,000       Morgan Stanley Group, Inc. 0% 2000 medium-term exchangeable notes     1,815,812     1,750,000
                 (exch. for Boeing Company common stock)
 1,006,000       Orbital Sciences Corp. 6 3/4% 2003 cv. sub. deb................       1,262,928     1,161,930
                                                                                      ----------    ----------
                                                                                       3,908,717     3,719,152
                                                                                      ----------    ----------

                 AUTOMOTIVE--3.7%
    15,000 shs   Ford Motor Co. depositary shares (representing $4.20
                 cum. cv. A pfd.)                                                        751,930     1,410,000
    50,000 shs   MascoTech Industries, Inc. 6% cv. pfd..........................         978,075       625,000
   600,000       Magna International, Inc. 5% 2002 cv. sub. deb.................         611,250       607,500
                                                                                      ----------    ----------
                                                                                       2,341,255     2,642,500
                                                                                      ----------    ----------
                 BANKING--10.7%
    20,000 shs   Barnett Banks, Inc. $4.50 cum. cv. A pfd.......................       1,188,843     2,100,000
    15,375 shs   Chemical Banking Corp. common stock...........................          663,097       874,453
    25,000 shs   First Commerce Corp. 7 1/4% cum. cv. pfd.......................         671,250       907,813
    12,000 shs   Fourth Financial Corp. depositary shares (representing
                 7% cum. cv. A pfd.)                                                     376,500       384,000
    19,100 shs   National City Corp. depositary shares (representing $4.00
                 cum. cv. pfd.)                                                        1,147,062     1,408,625
    15,000 shs   ONBANCorp, Inc. 6 3/4% cv. B pfd...............................         379,375       401,250
    15,000 shs   Washington Mutual Savings Bank $6.00 cv. perpetual D pfd.......       1,436,250     1,593,750
                                                                                      ----------    ----------
                                                                                       5,862,377     7,669,891
                                                                                      ----------    ----------
                 BROADCASTING & CABLE--3.7%
   975,000       Comcast Corp. 3 3/8% 2005 cv. sub. deb.........................         893,594       921,375
   600,000       International CableTel, Inc. 7 1/4% 2005 cv. sub. notes*.......         600,000       693,000
   990,500       Time Warner, Inc. 8 3/4% 2015 cv. sub. deb.....................       1,036,807     1,031,358
                                                                                      ----------    ----------
                                                                                       2,530,401     2,645,733
                                                                                      ----------    ----------
                 CAPITAL GOODS--5.4%
    70,000 shs   Westinghouse Electric Corp. depositary shares (representing
                 $1.30 cv. C pfd.)                                                       981,950       984,375
 1,067,000       Cooper Industries, Inc. 7.05% 2015 cv. sub. deb................       1,150,559     1,077,670
 1,750,000       General Signal Corp. 5 3/4% 2002 cv. sub. notes................       1,781,875     1,789,375
                                                                                      ----------    ----------
                                                                                       3,914,384     3,851,420
                                                                                      ----------    ----------
                 COMMUNICATIONS--3.4%
 1,200,000       Comcast Cellular Corp. 0% 2000 senior participating zero coupon
                 redeemable series A notes......................................         727,132       912,000
       293 shs   MFS Communications Co., Inc. common stock......................          13,075        11,830
    15,000 shs   MFS Communications Co., Inc. depositary shares.................         502,500       592,500
                 (representing 8% cum. cv. A pfd.)
    25,000       Sprint Corp. 8 1/4% 2000 FCENS#................................         815,788       912,500
                 (exch. for Southern New England Telecommunications Corp.
                 common stock)
                                                                                      ----------    ----------
                                                                                       2,058,495     2,428,830
                                                                                      ----------    ----------
                 DATA-PROCESSING SERVICES--7.1%
    15,000 shs   General Motors Corp. (GME) depositary shares
                 (representing $3.25 cv. C pfd.)                                         844,950     1,005,000
    45,000       American Express Company 6 1/4% 1996 FCENS#....................       1,653,750     2,469,375
                 (exch. for First Data Corp. common stock)
 1,000,000       First Financial Management Corp. 5% 1999 cv. sub. deb..........       1,000,000     1,585,000
                                                                                      ----------    ----------
                                                                                       3,498,700     5,059,375
                                                                                      ----------    ----------
                 ENERGY--5.4%
    41,000 shs   Chieftain International Funding Corp. 7 1/4% cv. red. pfd......       1,107,270       989,125
    25,000 shs   Unocal Corp. $3.50 cv. pfd.*...................................       1,255,625     1,262,500

   500,000       Pennzoil Company 4 3/4% 2003 exch. sr. deb.....................         479,375       471,250

                 (exch. for Chevron Corp. common stock)

 1,000,000        Pennzoil Company 6 1/2% 2003 exch. sr. deb....................       1,079,719     1,165,000

                 (exch. for Chevron Corp. common stock)

                                                                                      ----------    ----------
                                                                                       3,921,989     3,887,875
                                                                                      ----------    ----------

                See accompanying notes to financial statements.

(2)

                                                 BANCROFT CONVERTIBLE FUND, INC.

  PRINCIPAL
   AMOUNT                                                                             IDENTIFIED       VALUE
  OR SHARES                                                                              COST        (NOTE A)
  ---------                                                                           ----------     --------
                 ENVIRONMENTAL SERVICES--1.2%
$  25,000        Browning-Ferris Industries, Inc. 7 1/4% 1998 FCENS#............      $  890,625    $  821,875
                                                                                       ---------     ---------
                 FINANCIAL & INSURANCE--11.1%
   30,000 shs    American General Delaware, LLC 6% cv. A MIPS+..................       1,515,875     1,552,500
   60,110 shs    Pioneer Financial Services, Inc. common stock..................         654,440       841,540
   10,000 shs    St. Paul Capital LLC 6% cv. MIPS+..............................         512,000       540,000
  750,000        American Travellers Corp. 6 1/2% 2005 cv. sub. deb.............         750,000       886,875
1,300,000        Chubb Capital Corp. 6% 1998 Euro. cv. sub. deb.................       1,324,500     1,413,750
1,025,000        First Central Financial Corp. 9% 2000 cv. sub. deb.............       1,036,625     1,045,500
1,500,000        Old Republic International Corp. 5 3/4% 2002 cv. sub. deb......       1,771,250     1,665,000
                                                                                       ---------     ---------
                                                                                       7,564,690     7,945,165
                                                                                       ---------     ---------
                 FOODS--4.4%
   50,886 shs    ConAgra, Inc. common stock.....................................       1,587,420     1,984,554
1,000,000        Grand Metropolitan Public Limited Co. 6 1/2% 2000 cv. sub. deb.*      1,000,000     1,135,000
                                                                                       ---------     ---------
                                                                                       2,587,420     3,119,554
                                                                                       ---------     ---------

                 HEALTH CARE & DRUGS--10.4%
1,475,000        Bindley Western Industries, Inc. 6 1/2% 2002 cv. sub. deb.......      1,388,870     1,504,500
  500,000        Ciba Geigy Corp. 6 1/4% 2016 exch. sub. deb.*...................        478,750       507,500
                 (exch. for ALZA Corp. common stock)
1,250,000        Medco Containment Service, Inc. 6% 2001 cv. sub. deb...........       1,649,063     2,437,500
2,500,000        Roche Holdings, Inc. 0% 2010 liquid yield option notes*........         927,254     1,037,500
1,050,000        Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes*................         878,591       929,250
  500,000        TheraTx, Inc. 8% 2002 cv. sub. notes*..........................         500,000       467,500
  500,000        United Technologies Corp. 0% 1997 pharmaceutical exch. notes...         520,928       600,000
                                                                                       ---------     ---------
                                                                                       6,343,456     7,483,750
                                                                                       ---------     ---------

                 OFFICE EQUIPMENT--0.9%
    7,500 shs    Alco Standard Corp. depositary shares
                 (representing 6 1/2% cv. BB pfd.)..............................         580,313       641,250
                                                                                       ---------     ---------

                 PAPER & PAPER PRODUCTS--1.2%
   20,000 shs    International Paper Capital Trust Company 5 1/4% cv. pfd.*.....       1,000,000       892,500
                                                                                       ---------     ---------

                 RETAIL--1.1%
  500,000        Starbucks Corp. 4 1/4% 2002 cv. sub. deb.......................         500,500       507,500
  525,000        Tops Appliance City, Inc. 6 1/2% 2003 cv. sub. deb.............         375,000       249,375
                                                                                       ---------     ---------
                                                                                         875,500       756,875
                                                                                       ---------     ---------

                 TECHNOLOGY--7.6%
  750,000        Emerson Radio Corp. 8 1/2% 2002 sr. cv. sub. deb.*.............         750,000       652,500
  350,000        Motorola, Inc. 0% 2013 liquid yield option notes...............         325,500       280,000
1,295,000        Seagate Technology, Inc. 6 3/4% 2012 cv. sub. deb..............       1,094,075     1,450,400
  150,000        Texas Instruments, Inc. 2 3/4% 2002 Euro. cv. sub. deb.........         285,750       247,875
  975,000        Thermo Electron Corp. 5% 2001 cv. sub. deb.*...................         995,500     1,482,000
  200,000        Thermo Optek Corp. 5% 2000 cv. sub. deb.*......................         200,000       208,000
  125,000        Thermo Quest Corp. 5% 2000 cv. sub. deb.*......................         125,000       130,000
  250,000        3Com Corp. 10 1/4% 2001 cv. sub. notes*........................         341,875       400,938
  600,000        VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes...............         613,750       571,500
                                                                                       ---------     ---------
                                                                                       4,731,450     5,423,213
                                                                                       ---------     ---------

                 TEXTILES--1.5%
1,085,000        Interface, Inc. 8% 2013 cv. sub. deb...........................         977,650     1,117,550
                                                                                       ---------     ---------

                 TRANSPORTATION--3.1%
    5,000 shs    Delta Airlines, Inc. depositary shares
                 (representing $3.50 cum. cv. C pfd.)..........................          273,425       276,875
1,000,000        AMR Corp. 6 1/8% 2024 cv. sub. deb.............................       1,000,000       972,500
1,075,000        Delta Airlines, Inc. 3.23% 2003 cv. sub. notes.................         800,130       941,969
                                                                                       ---------     ---------
                                                                                       2,073,555     2,191,344
                                                                                       ---------     ---------

                See accompanying notes to financial statements.

                                                                             (3)

                                                 BANCROFT CONVERTIBLE FUND, INC.

  PRINCIPAL
   AMOUNT                                                                              IDENTIFIED       VALUE
  OR SHARES                                                                               COST         (NOTE A)
   ------                                                                              ----------      --------

                 U.S. TREASURY NOTES--1.4%

$ 952,000        4 1/4% 5/15/96.................................................       $   950,499    $   945,454
   25,000        6 5/8% 3/31/97**...............................................            24,980         25,336
                                                                                       -----------    -----------
                                                                                           975,479        970,790
                                                                                       -----------    -----------
                 CORPORATE SHORT-TERM NOTES--6.2%
3,025,000        General Electric Capital Services, Inc. 5.72% 11/2/95..........         3,021,636        945,454
1,410,000        Sears Roebuck Acceptance Corp. 5.76% 11/7/95...................         1,408,195         25,336
                                                                                       -----------    -----------
                                                                                         4,429,831        970,790
                                                                                       -----------    -----------

TOTAL BONDS AND NOTES--62.2%.....................................................       40,345,884     44,432,105
TOTAL PREFERRED STOCKS--25.7%....................................................       16,333,170     18,374,285
TOTAL COMMON STOCKS--5.2%........................................................        2,918,033      3,712,377
TOTAL CORPORATE SHORT-TERM NOTES--6.2%...........................................        4,429,831      4,429,831
                                                                                       -----------    -----------
TOTAL INVESTMENTS--99.3%.........................................................      $64,026,918     70,948,598
                                                                                       ===========    ===========
OTHER ASSETS AND LIABILITIES, NET--0.7%..........................................                         476,438
                                                                                                      -----------
TOTAL NET ASSETS--100.0%.........................................................                     $71,425,036
                                                                                                      ===========


 * Rule 144A security may be sold only to qualified institutional buyers.

 # Forced Conversion Exchangeable Notes.

 + Monthly Income Preferred Securities.

** Collateral for a letter of credit.

The cost of investments for federal income tax purposes is $64,041,618 resulting in gross unrealized appreciation and depreciation of $8,370,217 and $1,463,237, respectively, or net unrealized appreciation of $6,906,980 on a tax cost basis.

                 See accompanying notes to financial statements.


 -------------------------------------------------------------------------------
Statement of Assets and Liabilities

                                                                                                      OCTOBER 31,
                                                                                                         1995
                                                                                                      -----------
ASSETS:
 Investments at value (Identified cost $64,026,918) (Note A).................................         $70,948,598
 Dividends and interest receivable...........................................................             523,278
 Other assets................................................................................              10,942
                                                                                                      -----------
  Total assets...............................................................................          71,482,818
                                                                                                      -----------
LIABILITIES:
 Due to custodian bank.......................................................................              11,476
 Accrued management fee (Note B).............................................................               6,377
 Accrued expenses............................................................................              39,929
                                                                                                      -----------
  Total liabilities..........................................................................              57,782
                                                                                                      -----------
NET ASSETS...................................................................................         $71,425,036
                                                                                                      ===========
NET ASSETS CONSIST OF:
 Undistributed net investment income.........................................................         $   779,084
 Undistributed net realized gain from investment transactions................................           1,850,735
 Unrealized appreciation on investments......................................................           6,921,680
 Capital shares (Note D).....................................................................              28,753
 Additional paid-in capital..................................................................          61,844,784
                                                                                                      -----------
NET ASSETS...................................................................................         $71,425,036
                                                                                                      ===========
Net asset value per share ($71,425,036 / 2,875,280 outstanding shares).......................              $24.84
                                                                                                      ===========


                 See accompanying notes to financial statements.

(4)

                                                 BANCROFT CONVERTIBLE FUND, INC.
Statement of Changes in Net Assets

                                                                       YEARS ENDED OCTOBER 31,
                                                                        1995             1994
                                                                    ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income ..........................................   $  3,285,250    $  3,361,777
 Net realized gain from investment transactions .................      1,869,444       1,482,684
 Net unrealized appreciation (depreciation) of investments ......      5,012,325      (4,706,310)
                                                                    ------------    ------------
  Net increase in net assets resulting from operations ..........     10,167,019         138,151

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income ..........................................     (3,350,427)     (3,442,107)
 Net realized gain on investments ...............................     (1,497,574)     (1,812,617)
                                                                    ------------    ------------
  Total dividends ...............................................     (4,848,001)     (5,254,724)
                                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS (Note D) .............................      1,554,561       1,839,149
                                                                    ------------    ------------

  Increase (decrease) in net assets .............................      6,873,579      (3,277,424)
NET ASSETS AT BEGINNING OF YEAR .................................     64,551,457      67,828,881
                                                                    ------------    ------------

NET ASSETS AT END OF YEAR (including undistributed net investment
 income of $779,084 and $844,261, respectively) .................   $ 71,425,036    $ 64,551,457
                                                                    ============    ============

                 See accompanying notes to financial statements.



--------------------------------------------------------------------------------
Statement of Operations    FOR THE YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME (Note A):
 Interest ............................................   $ 2,709,802
 Dividends ...........................................     1,358,656
                                                         -----------
                                                           4,068,458
                                                         -----------
EXPENSES (Note B):
 Management fee ......................................       504,164
 Custodian ...........................................        27,659
 Transfer agent ......................................        45,612
 Professional fees ...................................        46,579
 Directors' fees .....................................        37,800
 Printing and shareholder mailings ...................        44,430
 Treasurer's office ..................................        25,000
 Other ...............................................        51,964
                                                         -----------
                                                             783,208
                                                         -----------
NET INVESTMENT INCOME ................................     3,285,250
                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investment transactions ......     1,869,444
 Net increase in unrealized appreciation of investments     5,012,325
                                                         -----------
  Net gain on investments ............................     6,881,769
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .   $10,167,019
                                                         ===========

                 See accompanying notes to financial statements.

                                                                             (5)

                                                 BANCROFT CONVERTIBLE FUND, INC.

Financial Highlights
Selected data for a share of common stock outstanding

                                                                            YEARS ENDED OCTOBER 31,
                                                           --------------------------------------------------
Per Share Operating Performance                              1995         1994      1993     1992      1991
------------------------------------------                 --------    --------  --------  --------  --------
Net asset value, beginning of year .................       $  23.11    $  25.00  $  22.75  $  21.02  $  17.86
                                                           --------     --------  --------  --------  --------
Net investment income ..............................           1.14        1.20      1.26      1.35      1.34
Net realized and unrealized gain (loss) ............           2.30       (1.18)     3.07      1.70      3.28
                                                           --------    --------  --------  --------  --------
Total from investment operations ...................           3.44         .02      4.33      3.05      4.62
Less distributions:
Dividends from net investment income ...............          (1.17)      (1.24)    (1.24)    (1.32)    (1.46)
Distributions from realized gains ..................           (.54)       (.67)     (.84)       --        --
                                                           --------    --------  --------  --------  --------
Total distributions ................................          (1.71)      (1.91)    (2.08)    (1.32)    (1.46)
                                                           --------    --------  --------  --------  --------
Net asset value, end of year .......................       $  24.84    $  23.11  $  25.00  $  22.75  $  21.02
                                                           ========    ========  ========  ========  ========
Market value, end of year ..........................       $  22.25    $  20.13  $  23.00  $  20.63  $  18.63
Total investment return:
Based on market value* .............................          20.17%      (4.88)%   22.90%    18.35%    33.90%
Based on net asset value# ..........................          15.79%        .18%    20.12%    14.87%    26.64%
Ratios/Supplemental Data:
Net assets, end of year (000's) ....................        $71,425     $64,551   $67,829   $59,436   $54,915
Ratio of expenses to average net assets ............            1.2%        1.2%      1.2%      1.2%      1.3% +
Ratio of net investment income to average net assets            4.9%        5.2%      5.4%      6.1%      6.7%
Portfolio turnover rate ............................             43%         39%      102%       71%       39%


  * Assumes valuation of the Fund's shares at market price, and reinvestment of dividends at actual reinvestment price.

  # Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

  + Includes $23,038 ($.01 per share) legal expenses for shareholder proposals.

                 See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------
Principal Portfolio Changes         AUGUST 1 to OCTOBER 31, 1995
(unaudited)

                                                                                  SHARES OR PRINCIPAL AMOUNT
                                                                                                        HELD AT
                                                                               ADDITIONS  REDUCTIONS   10-31-95
                                                                               ---------------------------------
American Travellers Corp. 6 1/2% 2005 cv. sub. deb. ......................       750,000                 750,000
Amoco Canada Petroleum Co. 6 1/2% 2000 cv. notes .........................                 1,500,000          --
CEMEX, S.A. 7.05% 2015 cv. sub. deb. .....................................                   550,000          --
CIGNA Corp. 8% 2013 cv. sub. deb. ........................................                 1,000,000          --
Corning Delaware 3 3/4% 2002 cv. sub. deb. ...............................                    10,000          --
Emerson Radio Corp. 8 1/2% 2002 sr. cv. sub. deb. 144A ...................       750,000                 750,000
Integrated Health Services, Inc. 5 3/4% 2001 cv. sr. sub. deb. 144A ......                   750,000          --
Magna International, Inc. 5% 2002 cv. sub. deb. ..........................       600,000                 600,000
Morgan Stanley Group, Inc. 0% 2000 medium-term exch. notes ...............     2,000,000               2,000,000
Morgan Stanley Group, Inc. 7% 1997 notes .................................                    25,000          --
Pioneer Financial Services, Inc. common stock ............................                    25,000      60,110
Sandoz Capital BVI Ltd. 2% 2002 cv. sub. notes 144A ......................     1,050,000               1,050,000
Staples, Inc. 4 1/2% 2000 cv. sub. deb. 144A .............................       350,000     350,000          --
Starbucks Corp. 4 1/4% 2002 cv. sub. deb. ................................       500,000                 500,000
Time Warner, Inc. 8 3/4% 2015 cv. sub. deb. ..............................                   810,750     990,500
VLSI Technology, Inc. 8 1/4% 2005 cv. sub. notes .........................       600,000                 600,000


(6)

                                                BANCROFT CONVERTIBLE FUND, INC.

Notes to Financial Statements

(A) The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

1. Security Valuation

Investments in securities traded on a national securities exchange are valued at market using the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported closing bid and asked prices. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

2. Securities Transactions and Related Investment Income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Premiums received from option contracts written which are subsequently exercised or expire are included in the proceeds from sales of investments in calculating the gain or loss. Dividend income is recorded on the accrual basis.

3. Federal Taxes

It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Therefore, no provision for federal income or excise taxes are believed necessary.

4. Dividends and Distributions to Shareholders

The liability for dividends and distributions payable is recorded on the ex-dividend date.

(B) The management fee is paid to Davis/Dinsmore Management Company, investment adviser. The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The adviser's organization furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $50,000 a year are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended October 31, 1995. The officers of the Fund are also directors, officers or employees of the investment adviser, and are compensated by the investment adviser.

(C) Purchases and sales of investments, exclusive of corporate short-term notes, aggregated 27,776,649 and 30,317,578 respectively, for the year ended October 31, 1995.

(D) At October 31, 1995 there were 2,875,280 shares of $.01 par value common stock outstanding (9,000,000 shares authorized). During the year ended October 31, 1995, 81,819 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $1,554,561. During the year ended October 31, 1994, 79,963 shares were issued.

(E) Distributions of 26.9 cents per share from net investment income and 65.1 cents per share from realized gains on investments were declared November 18, 1995 to shareholders of record at the close of business November 30, 1995, payable December 28, 1995.

                                                                             (7)

                                                 BANCROFT CONVERTIBLE FUND, INC.

6.Quarterly Results of Operations (unaudited)

                                                                 REALIZED AND UNREALIZED      NET INCREASE IN
                                                       NET           NET GAIN (LOSS)       NET ASSETS RESULTING
                        INVESTMENT INCOME       INVESTMENT INCOME    ON INVESTMENTS           FROM OPERATIONS
                     ----------------------- --------------------------------------------------------------------
                                    PER                     PER                  PER                        PER
QUARTERS ENDED            TOTAL    SHARE         TOTAL     SHARE      TOTAL     SHARE         TOTAL        SHARE

January 31, 1994      $1,064,802   $.38        $880,944   $.32       $ 89,040   $  .03    $   969,984     $  .35
April 30, 1994           970,727    .35         758,321    .27     (4,276,598)   (1.56)    (3,518,277)     (1.29)
July 31, 1994          1,036,910    .37         856,197    .31        281,199      .10      1,137,396        .41
October 31, 1994       1,062,480    .38         866,315    .30        682,733      .25      1,549,048        .55
January 31, 1995       1,009,090    .35         833,801    .29     (1,732,814)    (.70)      (899,013)      (.41)
April 30, 1995           963,605    .33         742,643    .26      3,942,570     1.37      4,685,213       1.63
July 31, 1995          1,051,093    .37         868,894    .30      3,885,941     1.36      4,754,835       1.66
October 31, 1995       1,044,670    .36         839,912    .29        786,072      .27      1,625,984        .56

-----------------------------------------------------------------------------------------------------------------

                             TAX STATUS OF DIVIDENDS

                                   (UNAUDITED)

Per share distributions to shareholders during the fiscal year ended October 31, 1995:

                                               TOTAL       ORDINARY      LONG-TERM     QUALIFYING
         PAYMENT DATE                           PAID        INCOME     CAPITAL GAIN   DISTRIBUTION*
      --------------------------              ---------   ----------  --------------  --------------
         December 29, 1994                     $0.84         $0.3039      $0.5361         44.7%
         March 27, 1995                         0.29          0.29        --              40.6%
         June 26, 1995                          0.29          0.29        --              40.6%
         September 25, 1995                     0.29          0.29        --              40.6%
                                                -----         -----        -----
                                               $1.71         $1.1739      $0.5361

* The percentages set forth above indicate the portion of each ordinary income distribution which qualifies under the Internal Revenue Code for the deduction for dividends received by corporate shareholders.

----------------------------------------------------------------------------------------------------

                    Pursuant to Section 23 of the Investment
                   Company Act of 1940, notice is hereby given
                   that the Company may in the future purchase
                    shares of Bancroft Convertible Fund, Inc.
                     Common Stock from time to time, at such
                      times, and in such amounts as may be
                   deemed advantageous to the Company. Nothing
                   herein shall be considered a commitment to
                              purchase such shares.

(8)

                                                 BANCROFT CONVERTIBLE FUND, INC.

Report of Independent Accountants

To the Shareholders and Board of Directors of Bancroft Convertible Fund, Inc.

     We have audited the accompanying statement of assets and liabilities of Bancroft Convertible Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bancroft Convertible Fund, Inc. as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                       COOPERS & LYBRAND L.L.P.

New York, New York
November 15, 1995

                                                                             (9)

                                                 BANCROFT CONVERTIBLE FUND, INC.

                 ADDITIONAL SERVICES AVAILABLE TO SHAREHOLDERS
                                       OF
                        BANCROFT CONVERTIBLE FUND, INC.

AUTOMATIC DIVIDEND INVESTMENT PLAN You may wish to participate in our Automatic Dividend Investment Plan whereby all of the dividends and distributions on your Bancroft shares are automatically invested in additional shares of the Company's stock at the then current market price or net asset value, whichever is lower. When the market price is lower than net asset value, the Bank, as your agent, will take your dividends or distributions in cash, combine them with those of other Plan participants, and purchase shares in the market and thereby take advantage of the lower commissions on larger purchases. There is no other charge for this service. To join the Plan, fill out and mail the authorization form on the next page.

CASH PAYMENT PLAN Members of the Dividend Investment Plan may also wish to participate in our Cash Payment Plan which provides a convenient and economical means to increase your investment in the Company's shares. The Cash Payment Plan, for which Mellon Securities Trust Company (the "Bank") acts as your agent, permits you to send cash payments of between $25 to $5,000 per month to the Bank, which will be aggregated with the funds of other participants, to purchase additional Bancroft shares. You pay only a service charge (5% of the amount to be invested with a maximum of $3.00 per transaction) plus your proportionate share of the brokerage commission which is typically at a savings because your funds are combined with others to take advantage of the reduced commission on larger purchases.

--------------------------------------------------------------------------------

              INVESTMENT ADVISER:
              Davis/Dinsmore Management Company
              65 Madison Avenue
              Morristown, NJ 07960
              (201) 631-1177

              CUSTODIAN:
              The Bank of New York

              TRANSFER AGENT, REGISTRAR AND
              SHAREHOLDER SERVICES:
              Chemical Mellon Shareholder Services, L.L.C.
              P.O. Box 590
              Ridgefield Park, NJ 07660
              1-800-526-0801

              COMMON STOCK LISTING:
              American Stock Exchange
              Symbol: BCV

(10)

                                                 BANCROFT CONVERTIBLE FUND, INC.


AUTOMATIC DIVIDEND INVESTMENT PLAN
AUTHORIZATION FORM

MELLON SECURITIES TRUST COMPANY
Systematic Investment Services
P.O. Box 750
Pittsburgh, PA 15230

Dear Sirs:

   I hold stock certificates, registered in my name, for . . . . . . . . . .
shares of Common Stock of Bancroft Convertible Fund, Inc. (the "Company").

   I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below.

AUTHORIZATION

You are authorized to act as my agent as follows:

   A. Establish an Account in my name.

   B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.

   C. Whenever the Company declares a dividend or distribution payable in cash or, at the option all its shareholders, in Common Stock of the Company at market price or net asset value, whichever is lower, take the dividend or distribution in Common Stock.

   D. Whenever the Company declares a dividend or distribution payable in cash or, at the option of the shareholders for whom you act as agent under the Plan, in the Company's Common Stock at net asset value, take the dividend or distribution in Common Stock if the net asset value as determined by the Company as of the close of business on the last trading day preceding the date of payment is lower then (1) the asked price of the Company's Common Stock in the over-the-counter market, as reported by the National Quotation Bureau, if the Common Stock is not listed on a national securities exchange, or (2) the closing market price of the Common Stock on a national securities exchange, on that trading day, plus brokerage commissions, if the Company's Common Stock is listed on such exchange. If the market price is lower, take the dividend or distribution in cash and add it to my Account.

   E. As soon as practicable after each cash payment is made to my Account, use the funds in my Account to buy in the over-the-counter market or on a national securities exchange, as the case may be, as many additional full shares of the Company's Common Stock as possible, plus a fractional interest in one share computed to four decimal places.

   F. You may mingle the cash in my Account with similar funds of other shareholders of the Company for whom you act as agent under the Plan. The cost of the shares and fractional interest you buy for my Account in connection with a particular dividend or distribution shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend or distribution.

   G. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.

   H. I understand that there is presently no service charge for your serving as my agent and maintaining my Account. You may, however, charge me for extra services performed at my request. I further understand that the Company reserves the right to amend the Plan in the future to impose a service charge. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan.

                                                                            (11)

                                                 BANCROFT CONVERTIBLE FUND, INC.

NAME AND ADDRESS

   My name as shown on my Common Stock certificate or certificates (including all names if more than one) and my address, are as follows:

PLEASE PRINT:

   NAME OR NAMES................................................................

   NUMBER AND STREET............................................................

   CITY, STATE AND ZIP CODE.....................................................

STOCK CERTIFICATES

   I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address prior to signing this authorization if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

INCOME TAX

   I understand that participation in the Plan for automatic investment of dividends and distributions does not relieve me of any income tax which may be payable by me on such dividends and distributions.

AMENDMENTS AND CHANGE OF AGENT

   I understand that the Company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. Further, I understand that the Company in connection with any dividend or distribution will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the fair market value of such shares on the last trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the purchase of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.

TERMINATION

   I may terminate this authorization and my Account at any time by delivering written notice to you, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 15 days after receipt of such notice by you. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their addresses as shown on your records, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. I understand you will terminate my Account if you are informed of the transfer of all shares of the Company's Common Stock registered in my name. Following the date of termination, you shall send me at my address shown on your records a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.

     Date:......................................................................

     Signature:.................................................................

   Note: If shares are in more than one name, all must sign.

(12)

                                                 BANCROFT CONVERTIBLE FUND, INC.


DIRECTORS

GORDON F. AHALT                             President
                                            G.F.A., Inc.

WILLIAM A. BENTON                           Retired Stock Exchange Specialist

ELIZABETH C. BOGAN                          Senior Lecturer in Economics
                                            Princeton University

RONALD E. DINSMORE                          Chairman of the Board

THOMAS H. DINSMORE, C.F.A.                  President

DONALD M. HALSTED, JR.                      Investor

GEORGE R. LIEBERMAN                         Retired Advertising Executive

JANE D. O'KEEFFE                            Vice President


DIRECTOR EMERITUS

DUNCAN O. MCKEE


OFFICERS

RONALD E. DINSMORE                          Chairman of the Board

THOMAS H. DINSMORE                          President

SIGMUND LEVINE                              Executive Vice President and
                                            Secretary

JANE D. O'KEEFFE                            Vice President

H. TUCKER LAKE                              Vice President, Trading

GARY I. LEVINE                              Treasurer and
                                            Assistant Secretary

The persons primarily responsible for the day-to-day management of the Fund's portfolio are, Ronald E. Dinsmore, Chairman of the Board, Thomas H. Dinsmore, President, and Jane D. O'Keeffe, Vice President. Ronald Dinsmore has served in this capacity since inception of the Fund in 1971, Thomas Dinsmore has served since 1982, and Ms. O'Keeffe has served since April 1994. During the previous five years Ms. O'Keeffe was a portfolio manager and Vice President of Fiduciary Trust International of New York City.

                                [BANCROFT LOGO]

                         Bancroft Convertible Fund, Inc.

                    65 MADISON AVENUE - MORRISTOWN, NJ 07960